Restructuring Actions (Tables)	12 Months Ended
Dec. 31, 2013
Restructuring And Related Activities [Abstract]
Restructuring Reserve Activity

Restructuring reserves are included in Accrued Expenses and Other Liabilities in the accompanying Consolidated Balance Sheets. The following summarizes the restructuring reserves activity (in millions of dollars):

	Years Ended December 31,
	2013			2012			2011
	Workforce Reductions	Other	Total	Workforce Reductions	Other	Total	Workforce Reductions	Other	Total
Balance at beginning of period	$20	$49	$69	$29	$121	$150	$79	$160	$239
Charges	—	—	—	1	—	1	15	16	31
Adjustments to reserve estimates	(9)	(5)	(14)	(4)	(53)	(57)	(9)	(39)	(48)
Payments	—	(1)	(1)	(6)	(20)	(26)	(38)	(10)	(48)
Amounts recognized and transferred to employee benefit plans	—	—	—	—	—	—	(10)	—	(10)
Other, including currency translation	—	2	2	—	1	1	(8)	(6)	(14)

Balance at end of period	$11	$45	$56	$20	$49	$69	$29	$121	$150